Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of changes in property, plant and equipment

					Mineral	Right of		Constructions
	Land	Building	Facilities	Equipment	properties	use assets	Others	in progress	Total
Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	—	8,193	6,119	54,878
Additions (i)	—	—	—	—	—	—	—	2,823	2,823
Disposals	(11)	(53)	(93)	(234)	(8)	—	(79)	(92)	(570)
Assets retirement obligation	—	—	—	—	446	—	—	—	446
Depreciation, amortization and depletion	—	(531)	(655)	(847)	(525)	—	(653)	—	(3,211)
Impairment (note 20)	—	(10)	(18)	(21)	—	—	(31)	(104)	(184)
Translation adjustment	(84)	(1,360)	(1,471)	(560)	(864)	—	(990)	(468)	(5,797)
Transfers	12	806	1,687	1,176	381	—	829	(4,891)	—
Balance at December 31, 2018	635	10,952	11,236	6,407	8,499	—	7,269	3,387	48,385
Cost	635	18,267	17,611	12,424	16,717	—	11,697	3,387	80,738
Accumulated depreciation	—	(7,315)	(6,375)	(6,017)	(8,218)	—	(4,428)	—	(32,353)
Balance at December 31, 2018	635	10,952	11,236	6,407	8,499	—	7,269	3,387	48,385
Effects of IFRS 16 adoption (ii)	—	—	—	—	—	1,801	—	—	1,801
Additions (i)	—	—	—	—	—	152	—	4,297	4,449
Disposals	(25)	(84)	(75)	(70)	(164)	(7)	(181)	(25)	(631)
Assets retirement obligation	—	—	—	—	429	—	—	—	429
Depreciation, amortization and depletion	—	(514)	(666)	(866)	(603)	(183)	(671)	—	(3,503)
Impairment (note 20)	—	(577)	(1,113)	(708)	(600)	(55)	(792)	(353)	(4,198)
Acquisition of subsidiary (iii)	62	15	41	46	276	2	—	46	488
Translation adjustment	24	(221)	(275)	(102)	88	(18)	(156)	16	(644)
Transfers	19	416	456	979	336	—	784	(2,990)	—
Balance at December 31, 2019	715	9,987	9,604	5,686	8,261	1,692	6,253	4,378	46,576
Cost	715	18,255	17,170	11,756	17,826	1,875	11,521	4,378	83,496
Accumulated depreciation	—	(8,268)	(7,566)	(6,070)	(9,565)	(183)	(5,268)	—	(36,920)
Balance at December 31, 2019	715	9,987	9,604	5,686	8,261	1,692	6,253	4,378	46,576
(i)	Includes capitalized borrowing costs.
(ii)	Refers to the recognition of right-of-use assets related to lease agreements in accordance with IFRS 16. Changes in leases by asset class are disclosed in note 2(c).
(iii)	Refers mainly to the acquisition of Ferrous Resources Limited (note 14).

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years